MATERIALS AND SUPPLIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
MATERIALS AND SUPPLIES [abstract]
Raw materials	¥ 185,639			¥ 184,520
Reusable rail-line track materials	76,017			79,311
Accessories	67,493			67,236
Retailing consumables	1,578			1,540
Materials and supplies	¥ 330,727	$ 50,832		¥ 332,607

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.